COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	Prepaid expenses and other current assets are comprised of the following:
	December 31,
	2017	2016

Prepaid insurance	$2,508	$64,721
Other	32,934	15,215
	$35,442	$79,936

Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses are comprised of the following:

	December 31,
	2017	2016

Accrued professional fees	$9,156	$390
Accrued other	34,771	20,940
Accrued compensation	32,368	27,848
Accrued interest - convertible debt	156,070	184,061
	$232,365	$233,239